Bank acceptance notes payable (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Bank acceptance notes payable (Note 3 at VIE)		$ 205,520		$ 2,121,377
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch [Member]
Bank acceptance notes payable (Note 3 at VIE)		0	¥ 14,021,000	2,121,377
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch [Member]
Bank acceptance notes payable (Note 3 at VIE)	¥ 1,431,200	$ 205,520		$ 0